S000051748 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	108 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(2.87%)	(3.08%)	(0.17%)
Performance Inception Date			Dec. 17, 2015
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(1.69%)	(1.96%)	0.56%
Performance Inception Date			Dec. 17, 2015
Class I
Prospectus [Line Items]
Average Annual Return, Percent	(3.57%)	(4.00%)	(1.30%)
Performance Inception Date			Dec. 17, 2015
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.96%)	(4.20%)	(1.60%)
Performance Inception Date			Dec. 17, 2015
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(2.11%)	(3.00%)	(1.05%)
Performance Inception Date			Dec. 17, 2015
Class N
Prospectus [Line Items]
Average Annual Return, Percent	(3.85%)	(4.24%)	(1.55%)
Performance Inception Date			Dec. 17, 2015